SEGMENT INFORMATION - Schedule of Revenue and Operating Results by Segments (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
Segment Reporting Information [Line Items]
Revenue	$ 358,247	¥ 2,563,005	¥ 1,718,871	¥ 1,328,367
Costs of revenue	(221,687)	(1,586,014)	(1,090,595)	(860,330)
Gross profit	$ 136,560	976,991	628,276	468,037
Operating Segments | Domestic K-12 Schools | International Schools
Segment Reporting Information [Line Items]
Revenue		745,015	589,599	505,595
Costs of revenue		(456,003)	(373,391)	(360,044)
Gross profit		289,012	216,208	145,551
Operating Segments | Domestic K-12 Schools | Bilingual Schools
Segment Reporting Information [Line Items]
Revenue		650,433	534,008	413,404
Costs of revenue		(400,043)	(346,868)	(262,283)
Gross profit		250,390	187,140	151,121
Operating Segments | Domestic K-12 Schools | Kindergartens
Segment Reporting Information [Line Items]
Revenue		495,024	399,249	312,008
Costs of revenue		(279,315)	(223,397)	(178,758)
Gross profit		215,709	175,852	133,250
Operating Segments | Overseas Schools
Segment Reporting Information [Line Items]
Revenue		181,793
Costs of revenue		(145,625)
Gross profit		36,168
Operating Segments | Complementary Education Service
Segment Reporting Information [Line Items]
Revenue		490,740	196,015	97,360
Costs of revenue		(305,028)	(146,939)	(59,245)
Gross profit		¥ 185,712	¥ 49,076	¥ 38,115